RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY)	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the financial statements of the Company as of and for the year ended December 31, 2022, the Company’s management, in consultation with its advisors, re-evaluated the Company’s accounting for operating expenses, specifically the recognition of the expenses for directors’ and officers’ liability insurance. After further review of the Company’s accounting for its operating expenses, it was determined that an adjustment was required to the Company’s financial statements as of and for the quarters ended March 31, 2022, June 30, 2022, and September 30, 2022.
Therefore, in accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company re-evaluated the changes and has determined that the related impact was material to certain of its previously issued financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that these previously issued financial statements should be restated. As such, the Company is reporting these restatements to those previously issued financial statements in this Annual Report.
The following tables summarize the effect of the restatement on each financial statement line items as of the dates, and for the period, indicated:

	As previously reported	Adjustments	As restated
March 31, 2022 balance sheet
Prepaid expenses	$732,415	$161,918	$894,333
Total current assets	2,950,517	161,918	3,112,435
Total assets	284,498,465	161,918	284,660,383
Accumulated Deficit	(6,874,691)	161,918	(6,712,773)
Total Stockholders’ Deficit	(6,874,001)	161,918	(6,712,083)
Total Liabilities, Temporary Equity and Stockholders’ Deficit	284,498,465	161,918	284,660,383

Statement of changes in stockholders’ deficit for the three months ended March 31, 2022
Net loss	$(628,828)	$161,918	$(466,910)
Accumulated Deficit - March 31, 2022	(6,874,691)	161,918	(6,712,773)
Total Stockholders’ Deficit	(6,874,001)	161,918	(6,712,083)

Statement of operations for the three months March 31, 2022
Formation and operating cost	$655,593	$(161,918)	$493,675
Operating loss	(655,593)	161,918	(493,675)
Net loss	(628,828)	161,918	(466,910)
Class A Common Stock - basic and diluted net loss per share	(0.02)	0.01	(0.01)
Class B Common Stock - basic and diluted net loss per share	(0.02)	0.01	(0.01)

Statement of cash flows for the three months ended March 31, 2022
Net loss	$(628,828)	$161,918	$(466,910)
Change in prepaid expenses	261,193	(161,918)	99,275

June 30, 2022 balance sheet
Prepaid expenses	459,537	282,008	741,545
Total current assets	2,324,247	282,008	2,606,255
Total assets	284,245,344	282,008	284,527,352
Accumulated Deficit	(7,292,517)	282,008	(7,010,509)
Total Stockholders’ Deficit	(7,291,827)	282,008	(7,009,819)
Total Liabilities, Temporary Equity and Stockholders’ Deficit	284,245,344	282,008	284,527,352

Statement of changes in stockholders’ deficit for the six months ended June 30, 2022
Net loss	$(905,058)	$282,008	$(623,050)
Accumulated Deficit - June 30, 2022	(7,292,517)	282,008	(7,010,509)
Total Stockholders’ Deficit	(7,291,827)	282,008	(7,009,819)

Statement of operations for the three months June 30, 2022
Formation and operating cost	$619,518	$(120,089)	$499,429
Operating loss	619,518	(120,089)	499,429
Loss before income tax	(246,370)	120,089	(126,281)
Net loss	(276,230)	120,089	(156,141)
Class A Common Stock - basic and diluted net loss per share	(0.01)	0.01	—
Class B Common Stock - basic and diluted net loss per share	(0.01)	0.01	—
	As previously reported	Adjustments	As restated

Statement of operations for the six months June 30, 2022
Formation and operating cost	$1,275,111	$(282,008)	$993,103
Operating loss	1,275,111	(282,008)	993,103
Loss before income tax	(875,197)	282,008	(593,189)
Net loss	(905,058)	282,008	(623,050)
Class A Common Stock - basic and diluted net loss per share	(0.03)	0.01	(0.02)
Class B Common Stock - basic and diluted net loss per share	(0.03)	0.01	(0.02)

Statement of cash flows for the six months ended June 30, 2022
Net loss	$(905,058)	$282,008	$(623,050)
Change in prepaid expenses	534,070	(282,008)	252,062

September 30, 2022 balance sheet
Prepaid expenses	$182,315	$408,842	$591,157
Total current assets	1,704,182	408,842	2,113,024
Total assets	284,382,102	408,842	284,790,944
Accumulated Deficit	(7,702,087)	408,842	(7,293,245)
Total Stockholders’ Deficit	(7,701,397)	408,842	(7,292,555)
Total Liabilities, Temporary Equity and Stockholders’ Deficit	284,382,102	408,842	284,790,944

Statement of changes in stockholders’ deficit for the nine months ended September 30, 2022
Net loss	$(784,272)	$408,842	$(375,430)
Accumulated Deficit - September 30, 2022	(7,702,087)	408,842	(7,293,245)
Total Stockholders’ Deficit	(7,701,397)	408,842	(7,292,555)

Statement of operations for the three months September 30, 2022
Formation and operating cost	$489,430	$(126,834)	$362,596
Operating loss	(489,430)	126,834	(362,596)
Income (loss) before income tax	267,393	126,834	394,227
Net income	120,785	126,834	247,619
Class A Common Stock - basic and diluted net loss per share	—	0.01	0.01
Class B Common Stock - basic and diluted net loss per share	—	0.01	0.01

Statement of operations for the nine months September 30, 2022
Formation and operating cost	$1,764,541	$(408,842)	$1,355,699
Operating loss	(1,764,541)	408,842	(1,355,699)
Income (loss) before income tax	(607,804)	408,842	(198,962)
Net loss	(784,272)	408,842	(375,430)
Class A Common Stock - basic and diluted net loss per share	(0.02)	0.01	(0.01)
Class B Common Stock - basic and diluted net loss per share	(0.02)	0.01	(0.01)

Statement of cash flows for the nine months ended September 30, 2022
Net loss	$(784,272)	$408,842	$(375,430)
Change in prepaid expenses	811,292	(408,842)	402,450